Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Open Ended Fund
Financial Instruments
Assets at fair value	$ 945,176	$ 1,135,803
Publicly traded equity instruments
Financial Instruments
Assets at fair value	3,517,711	5,397,504
Other Equity Instruments
Financial Instruments
Assets at fair value	1,607,969	468,552
Derivative financial instruments
Financial Instruments
Assets at fair value	133,324
Recurring basis
Financial Instruments
Assets at fair value	4,596,211	6,533,307
Liabilities at fair value	172,885	3,476,223
Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	172,885
Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	945,176	1,135,803
Recurring basis | Publicly traded equity instruments | FVOCIL
Financial Instruments
Assets at fair value	3,517,711	5,397,504
Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value		3,476,223
Recurring basis | Derivative financial instruments | FVOCIL
Financial Instruments
Assets at fair value	133,324
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis
Financial Instruments
Assets at fair value	3,517,711	5,397,504
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring basis | Publicly traded equity instruments | FVOCIL
Financial Instruments
Assets at fair value	3,517,711	5,397,504
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis
Financial Instruments
Assets at fair value	1,078,500	1,135,803
Liabilities at fair value	172,885	3,476,223
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value	172,885
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Open Ended Fund | FVOCIL
Financial Instruments
Assets at fair value	945,176	1,135,803
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments
Financial Instruments
Liabilities at fair value		$ 3,476,223
Internal Models with Significant Observable Inputs (Level 2) | Recurring basis | Derivative financial instruments | FVOCIL
Financial Instruments
Assets at fair value	$ 133,324
Internal Models with Significant Unobservable Inputs (Level 3)
Financial Instruments
Assets at fair value			$ 33,775,451